SHARE- BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE- BASED COMPENSATION
NOTE 6: -SHARE- BASED COMPENSATION

a.	Expenses recognized in the financial statements:

The expense recognized in the Company's financial statements for services provided by employees and service-providers is as follows:

	Six months ended June 30,
	2022	2021
	Unaudited

Share-based compensation - Attributable to equity holders of the Company	$327	$305
Share-based compensation - Attributable to non-controlling interests	503	784

	$830	$1,089

Evogene Ltd. maintains two share option and equity incentive plans: the Evogene Ltd. 2013 Share Option Plan and the Evogene Ltd. 2021 Share Incentive Plan. All such option and incentive plans provide for the grant of options to purchase the Company's ordinary shares and generally expire 10 years from the grant date.

b.	Evogene Ltd. share-based payment plan for employees, directors and consultants:

During the six months ended June 30, 2022 and 2021, the board of directors of Evogene Ltd. approved to grant its employees, directors and consultants an aggregate of 302,000 and 217,500 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $181 and $356, respectively.

c.	Evogene Ltd. share options activity:

The following table summarizes the number of share options, the weighted average exercise price, and the changes under to options under the applicable plans to employees, consultants and directors of Evogene Ltd. as of June 30, 2022 and June 30, 2021 and during the periods then ended:

	2022		2021
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	4,233,950	5.54	4,030,702	6.24
Granted	302,000	1.17	217,500	6.27
Exercised	(5,624)	1.09	(136,383)	2.96
Forfeited	(344,241)	5.04	(360,980)	10.50

Outstanding on June 30,	4,186,085	4.66	3,750,839	6.42

Exercisable at June 30,	2,749,667	6.05	2,417,326	7.67

d.
Evogene Ltd. RSUs activity:

The 2021 Plan also provides for the grant of restricted shares and RSUs. During the six months ended June 30, 2022, the board of directors of the Company approved to grant its employees, consultants and directors an aggregate of 25,200 RSUs. The fair value of the RSUs granted in 2022, determined at their grant date using the binomial model, was approximately $25. There were no RSUs granted during the six months ended June 30, 2021.

The following table summarizes the number of RSUs, the weighted average grant date and the changes to RSUs under the 2021 Plan to employees, consultants and directors of the Company as of June 30, 2022 and during the period then ended:

	Number of RSUs	Weighted average grant date fair value

Outstanding on January 1, 2022	247,775	2.28
Granted	25,200	1.26
Vested	(26,226)	2.41
Forfeited	(32,751)	1.91

Outstanding on June 30, 2022	213,998	2.20

e.

The Company's subsidiaries maintain share option and incentive plans with similar terms and conditions. During the six months ended June 30, 2022 and 2021, the Company's subsidiaries approved to grant their employees, directors and consultants 297,523 and 431,851 options, respectively. The fair value of the options determined at their grant date using the binomial model was approximately $908 and $1,311, respectively. The fair value was estimated using the binomial model.

The following table summarizes the number of share options, the weighted average exercise price, and the changes to options under the subsidiary option plans to employees, consultants and directors of the Company's subsidiaries as of June 30, 2022 and June 30, 2021 and during the periods then ended:

	2022		2021
	Number of options	Weighted average exercise prices ($)	Number of options	Weighted average exercise prices ($)

Outstanding on January 1,	1,901,992	1.39	1,798,780	0.90
Granted	297,523	0.56	431,851	4.71
Exercised	(8,270)	0.20	-	-
Forfeited	(141,145)	7.95	(16,485)	0.20

Outstanding on June 30,	2,050,100	1.24	2,214,146	1.65

Exercisable at June 30,	1,209,005	1.02	1,007,821	0.63

f.	The total compensation cost related to all of the Company's equity-based awards, recognized during the presented periods was comprised as follows:

	Six months ended June 30,
	2022	2021
	Unaudited

Research and development, net	$502	$532
Business development	206	269
General and administrative	122	288

	$830	$1,089